UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 138.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.8%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		469	$471,082
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		161	149,224
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		219	174,960
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		894	783,227
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		1,987	1,965,274
Term Loan, 3.75%, Maturing June 4, 2021		884	875,408

			$4,419,175

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		1,150	$972,325

			$972,325

Automotive — 3.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		632	$632,382
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		634	634,097
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		619	615,249
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		466	451,535
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		534	534,329
Term Loan, 3.25%, Maturing December 31, 2018		604	604,274
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		1,921	1,746,282
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		241	231,601
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		1,019	1,007,381
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		169	169,971
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	373	415,159
Term Loan, 4.50%, Maturing June 30, 2022		572	568,549
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		323	321,283
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		306	305,293

			$8,237,385

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		347	$312,188
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		500	422,500

			$734,688

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	149	$147,665
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	125	115,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	393	381,210

		$643,875

Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	486	$485,735
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	495	490,669
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	693	678,650
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	1,265	1,254,892
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	2,195	2,075,959
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	99	99,560
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	449	447,215
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	720	720,588
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	700	689,999
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	298	295,889
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	297	292,460

		$7,531,616

Business Equipment and Services — 9.9%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	1,628	$1,597,153
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	299	297,629
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,047	932,159
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 7, 2020	338	304,606
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	391	385,152
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	538	514,125
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	218	215,487
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	305	297,591
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	466	458,797
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	124	122,667
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	712	520,055
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)	135	78,289
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	239	13,578
EIG Investors Corp.
Term Loan, 6.23%, Maturing November 9, 2019	2,319	2,204,248

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		699	$696,330
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		737	734,692
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		55	52,739
Term Loan, 4.00%, Maturing November 6, 2020		487	469,004
Term Loan, 4.75%, Maturing November 6, 2020	CAD	293	217,609
Global Payments, Inc.
Term Loan, Maturing March 23, 2023(2)		325	327,336
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		222	221,019
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,190	1,188,308
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		585	584,571
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		224	221,636
Term Loan, 4.50%, Maturing June 10, 2021	EUR	513	583,465
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		1,359	1,362,367
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,175	1,168,355
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		549	547,795
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		468	423,462
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		263	249,573
Term Loan, 4.50%, Maturing April 11, 2022		322	302,244
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		262	260,530
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016		325	323,375
Term Loan, 0.00%, Maturing April 29, 2019(3)(4)		1,264	834,435
Term Loan - Second Lien, 0.00%, Maturing April 29, 2021(3)(4)		500	87,700
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		333	331,277
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		500	497,500
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		1,924	1,926,319
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		292	288,304
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		567	567,446
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		22	21,688
Term Loan, 4.25%, Maturing May 14, 2022		127	123,838
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,665	1,659,617

			$24,214,070

Cable and Satellite Television — 3.4%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		796	$794,484
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		418	416,453
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		1,900	1,906,650

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	349	$393,793
Term Loan, 4.56%, Maturing July 31, 2022		175	172,962
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		504	501,159
Term Loan, 4.50%, Maturing May 21, 2020		582	579,283
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		1,323	1,313,823
Term Loan, 4.25%, Maturing June 30, 2023	GBP	750	1,057,528
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	191	215,659
Term Loan, 3.75%, Maturing January 15, 2022	EUR	297	334,764
Term Loan, 3.75%, Maturing January 15, 2022	EUR	537	605,928

			$8,292,486

Chemicals and Plastics — 7.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		144	$143,275
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		75	74,339
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		150	146,623
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		1,705	1,696,015
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		496	473,195
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 1, 2021		593	578,653
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		242	238,079
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		275	251,625
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		73	72,076
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		444	432,671
GCP Applied Technologies, Inc.
Term Loan, 5.25%, Maturing February 3, 2022		275	276,031
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		813	806,542
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		468	465,194
Term Loan, Maturing March 23, 2023(2)		250	249,375
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	223	248,734
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,066	2,051,909
Term Loan, 4.25%, Maturing March 31, 2022		346	342,221
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		650	614,791
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		147	132,545
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		274	264,967
Term Loan, 5.50%, Maturing June 7, 2020		296	286,876
Term Loan, 5.50%, Maturing June 7, 2020		636	615,518
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		586	584,780
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		250	250,295
Term Loan, 5.00%, Maturing July 25, 2021	EUR	414	474,467

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		342	$334,000
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022		249	249,609
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		581	576,250
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		594	592,727
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		148	142,348
Term Loan, 4.50%, Maturing July 31, 2021	EUR	468	527,736
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		31	31,288
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		178	177,301
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		149	148,379
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		1,481	1,381,252
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		1,592	1,571,769
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		670	664,704

			$18,168,159

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		798	$780,222

			$780,222

Conglomerates — 0.9%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	551	$790,787
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		543	544,822
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,354	968,468

			$2,304,077

Containers and Glass Products — 2.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		1,043	$1,039,926
Term Loan, 3.75%, Maturing January 6, 2021		294	293,975
Term Loan, 4.00%, Maturing October 1, 2022		509	510,118
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		743	742,500
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		194	192,649
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	965	1,100,798
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		421	378,342
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		1,648	1,649,254
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		298	293,975
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	800	913,354

			$7,114,891

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 1.8%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	425	$425,354
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	825	823,969
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	771	740,280
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021	281	281,972
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	566	566,133
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,542	1,496,136

		$4,333,844

Drugs — 3.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	193	$190,581
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	512	505,476
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	966	932,748
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	1,297	1,278,920
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	596	575,960
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	735	711,900
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.50%, Maturing December 11, 2019	552	521,817
Term Loan, 3.75%, Maturing August 5, 2020	1,553	1,463,032
Term Loan, 4.00%, Maturing April 1, 2022	1,782	1,686,775

		$7,867,209

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	936	$929,366
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	1,099	1,021,688

		$1,951,054

Electronics/Electrical — 14.8%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	1,038	$696,833
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	4,250	4,234,356
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	341	329,562
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022	448	446,071
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	272	191,329
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	2,903	2,902,520
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	147	146,113
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	200	194,000
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	168	166,524

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	410	$365,907
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	850	844,599
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	2,356	2,354,580
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	268	265,033
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	275	258,500
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,599	2,525,829
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	1,095	1,075,620
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	272	255,915
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	246	245,625
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	509	507,096
Term Loan, 5.25%, Maturing November 19, 2021	977	977,408
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	676	676,893
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	616	600,848
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	625	629,042
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	848	851,121
ON Semiconductor Corporation
Term Loan, Maturing March 31, 2023(2)	525	526,837
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	161	160,120
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	1,085	1,056,253
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	125	111,562
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	213	212,689
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	900	896,250
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,800	2,605,921
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	98	96,974
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,754	1,414,559
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	262	260,145
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	953	955,893
Term Loan, 4.02%, Maturing July 8, 2022	138	138,562
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	976	954,240
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,006	980,742
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	419	416,596
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	770	770,270
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	958	957,294

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021		573	$568,888
Western Digital Corporation
Term Loan, Maturing March 16, 2023(2)		600	593,625
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021		933	939,112

			$36,357,856

Financial Intermediaries — 4.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		986	$964,078
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		725	703,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		1,506	1,505,954
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018		2,175	2,173,868
Term Loan, 3.93%, Maturing September 24, 2018		950	948,615
Term Loan, 4.18%, Maturing July 8, 2022		375	373,320
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		536	528,343
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		660	659,692
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		385	380,903
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		238	242,060
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		49	48,995
Term Loan, 6.25%, Maturing September 4, 2018		322	321,701
Term Loan, 6.25%, Maturing September 4, 2018		341	341,250
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		553	543,754
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		479	470,747
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		121	120,265
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		312	312,678
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		1,158	1,011,739

			$11,651,212

Food Products — 5.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		1,512	$1,514,725
Term Loan - Second Lien, 9.50%, Maturing October 10, 2017		350	348,906
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		627	628,993
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	203	232,429
Term Loan, 4.25%, Maturing July 2, 2022		967	969,537
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		449	450,024
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		338	318,107
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		763	549,000
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		622	620,691
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		401	387,535

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		864	$860,972
Term Loan, 3.75%, Maturing September 18, 2020		756	752,791
Term Loan, 4.00%, Maturing October 30, 2022		324	323,107
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		497	499,382
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	343	304,116
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	219	56,906
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,021	4,008,657
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		130	130,446

			$12,956,324

Food Service — 3.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		2,302	$2,302,914
Aramark Services, Inc.
Term Loan, 3.93%, Maturing July 26, 2016		11	10,363
Term Loan, 3.93%, Maturing July 26, 2016		19	18,356
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		247	227,103
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		1,016	1,014,073
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		500	502,709
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		334	332,438
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		189	179,899
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		122	120,651
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		2,334	2,326,288
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		3,492	2,592,810

			$9,627,604

Food/Drug Retailers — 2.6%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019		1,005	$1,007,016
Term Loan, 5.13%, Maturing August 25, 2019		1,520	1,521,357
Term Loan, 5.50%, Maturing August 25, 2021		446	446,475
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		725	728,625
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		750	752,344
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		2,075	2,035,913

			$6,491,730

Health Care — 15.3%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		123	$123,862
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022		149	149,061
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021		438	437,314
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021		348	347,379

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	786	$782,448
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	601	557,882
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	832	824,854
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	295	295,221
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	249	249,372
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	464	464,005
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	371	370,561
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,708	1,605,253
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	15	15,420
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	535	532,517
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	1,221	1,202,204
Term Loan, 4.00%, Maturing January 27, 2021	2,247	2,213,694
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	149	148,131
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	493	471,570
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	1,547	1,552,515
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,045	1,024,508
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,533	1,535,742
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	44	44,207
Term Loan, 4.25%, Maturing August 30, 2020	145	145,068
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	522	521,722
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	450	450,211
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	808	804,953
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	469	450,000
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	304	303,509
Term Loan, 7.75%, Maturing May 15, 2018	1,743	1,741,052
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	2,159	2,142,497
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	712	693,614
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	2,424	2,413,551
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	547	542,462
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	745	730,423
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	270	267,226

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		1,200	$1,147,878
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		1,753	1,634,763
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		1,603	1,406,650
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		1,677	1,546,802
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		224	224,648
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		484	484,302
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		942	927,681
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019		787	787,356
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		538	537,943
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		643	643,742
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		348	343,897
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		170	164,231
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		568	533,744
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,074	1,073,416

			$37,611,061

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		753	$753,197

			$753,197

Industrial Equipment — 4.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		860	$829,100
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		207	201,592
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		498	494,954
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		79	75,198
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		1,591	1,444,077
Term Loan, 4.75%, Maturing July 30, 2020	EUR	195	198,925
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,347	1,308,632
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		207	186,473
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		561	558,427
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		327	271,259
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	450	497,717
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		2,218	2,190,860
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		459	446,269

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		147	$127,890
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		371	349,374
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	763	867,558
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		153	150,239

			$10,198,544

Insurance — 4.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		918	$908,882
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		2,374	2,380,497
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		349	348,252
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		350	336,000
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		912	901,045
Term Loan, 5.00%, Maturing August 4, 2022		2,536	2,486,705
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,100	1,032,625
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		243	241,200
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		451	327,775
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		1,365	1,331,353
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		1,187	1,170,924

			$11,465,258

Leisure Goods/Activities/Movies — 5.6%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		1,047	$1,051,412
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		746	745,317
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		603	596,398
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		435	435,466
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		199	190,377
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022		925	919,989
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		457	455,985
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		132	130,695
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		102	102,087
Term Loan, 5.50%, Maturing May 8, 2021		793	791,174
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		1,254	1,256,333
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		670	663,657
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		812	797,840
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		581	581,588

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		1,337	$1,302,007
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		441	132,187
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		823	674,295
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		1,000	965,000
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		585	254,635
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		268	264,706
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		1,403	1,391,497

			$13,702,645

Lodging and Casinos — 5.5%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		206	$206,702
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		1,652	1,529,285
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		998	977,970
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		202	201,988
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		597	550,492
CityCenter Holdings, LLC
Term Loan, 4.30%, Maturing October 16, 2020		310	310,664
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,800	1,783,499
Gala Group Finance PLC
Term Loan, 5.01%, Maturing May 27, 2018	GBP	825	1,185,893
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		63	62,215
Term Loan, 5.50%, Maturing November 21, 2019		146	145,168
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		2,140	2,143,507
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		476	469,216
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		1,258	1,256,702
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		90	89,591
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		244	240,094
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		1,784	1,735,250
Term Loan, 6.00%, Maturing October 1, 2021		420	408,081
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		171	169,772

			$13,466,089

Nonferrous Metals/Minerals — 2.3%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017		125	$118,750
Term Loan, 3.50%, Maturing May 22, 2020		890	292,868
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(6)		325	313,625
Term Loan, 7.50%, Maturing May 16, 2018		1,424	508,411

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	297	$295,136
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	1,223	654,354
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	149	94,384
Term Loan, 7.50%, Maturing April 16, 2020	918	474,964
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	505	151,594
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	1,290	1,261,758
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	593	566,148
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,025	809,750
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	250	124,850

		$5,666,592

Oil and Gas — 3.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	783	$372,708
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	934	534,778
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	408	409,106
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	468	452,084
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019(3)	866	279,950
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,287	594,212
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	186	167,759
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	513	352,710
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	850	150,875
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	582	264,857
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,644	2,964,951
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	420	93,031
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	925	16,188
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,179	971,441
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	17	7,239
Term Loan, 4.25%, Maturing December 16, 2020	46	19,409
Term Loan, 4.25%, Maturing December 16, 2020	328	139,527
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	104	49,423
Term Loan, 4.25%, Maturing October 1, 2019	169	80,914
Term Loan, 4.25%, Maturing October 1, 2019	1,279	610,635
Southcross Holdings Borrower L.P.
Term Loan, 0.00%, Maturing August 4, 2021(4)	197	22,983
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	130	118,837

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	911	$756,398

		$9,430,015

Publishing — 3.2%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	164	$131,047
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	858	855,994
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,859	2,146,640
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,092	1,814,454
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.91%, Maturing March 22, 2019	853	849,407
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	298	246,020
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	315	312,139
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	817	794,683
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	685	663,461

		$7,813,845

Radio and Television — 3.7%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	217	$202,854
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,015	887,978
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	123	123,587
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	1,000	1,002,411
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,045	1,390,534
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	174	173,378
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	134	133,411
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	315	301,613
iHeartCommunications, Inc.
Term Loan, 7.18%, Maturing January 30, 2019	1,066	732,845
Term Loan, 7.93%, Maturing July 30, 2019	182	125,530
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	656	655,587
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	320	319,188
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	363	362,163
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	430	423,503
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020	267	265,304
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	2,097	2,079,299

		$9,179,185

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 8.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		258	$176,004
B&M Retail Limited
Term Loan, 3.26%, Maturing May 21, 2019	GBP	175	247,214
Term Loan, 3.76%, Maturing April 28, 2020	GBP	150	212,643
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		1,145	1,105,357
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,668	2,663,545
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		311	281,797
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		982	985,049
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		587	473,926
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		476	478,010
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,450	1,138,601
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,285	1,254,142
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		737	710,032
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,240	1,239,034
Term Loan, 4.00%, Maturing January 28, 2020		404	405,149
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		1,077	989,614
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		1,318	1,309,651
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		2,332	2,325,669
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		763	679,039
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		246	227,203
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		725	729,935
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,268	1,239,075
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		377	332,974
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	155	177,483
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	171	139,057
Wilton Brands, LLC
Term Loan, 8.51%, Maturing August 30, 2018		242	221,544

			$19,741,747

Steel — 1.7%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		4,375	$3,707,831
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		300	299,190
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		178	177,201

			$4,184,222

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	895	$895,497
Kenan Advantage Group, Inc.
Term Loan, 1.69%, Maturing January 31, 2017(6)	24	23,786
Term Loan, 4.00%, Maturing July 31, 2022	54	54,056
Term Loan, 4.00%, Maturing July 31, 2022	171	169,472
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	735	613,725

		$1,756,536

Telecommunications — 3.9%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	3,700	$3,460,658
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,064	997,735
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	350	350,179
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	912	683,876
Term Loan, 4.00%, Maturing April 23, 2019	1,006	754,463
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,321	3,311,686

		$9,558,597

Utilities — 4.3%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	511	$501,628
Term Loan, 3.25%, Maturing January 31, 2022	195	191,109
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	410	408,758
Term Loan, 3.50%, Maturing May 27, 2022	1,538	1,521,428
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	464	457,430
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	200	197,505
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	666	660,676
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	850	850,177
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	196	192,079
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	900	843,750
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	54	50,332
Term Loan, 5.00%, Maturing December 19, 2021	1,206	1,129,619
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	100	94,525
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,247	1,243,711
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021(3)	568	371,930
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,365	1,214,572
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	662	644,903

		$10,574,132

Total Senior Floating-Rate Loans (identified cost $364,590,620)		$339,751,467

Corporate Bonds & Notes — 9.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	30	$31,275
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	30	23,100
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	5	5,250
Orbital ATK, Inc.
5.25%, 10/1/21	20	20,875
TransDigm, Inc.
7.50%, 7/15/21	10	10,525
6.00%, 7/15/22	30	30,038
6.50%, 7/15/24	30	29,916

		$150,979

Automotive — 0.0%(10)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,163
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	41,308
3.25%, 5/15/18	5	5,086
Navistar International Corp.
8.25%, 11/1/21	10	7,450

		$64,007

Beverage and Tobacco — 0.0%(10)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$39,550
4.25%, 5/1/23	40	41,100

		$80,650

Brokerage/Securities Dealers/Investment Houses — 0.0%(10)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	30	$30,638

		$30,638

Building and Development — 0.1%
Builders FirstSource, Inc.
7.625%, 6/1/21(9)	6	$6,262
10.75%, 8/15/23(9)	8	8,100
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	20	20,750
HD Supply, Inc.
7.50%, 7/15/20	45	47,981
5.25%, 12/15/21(9)	15	15,806
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	30	25,200
Nortek, Inc.
8.50%, 4/15/21	20	20,850
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	50	51,688
Standard Industries, Inc.
5.375%, 11/15/24(9)	25	25,500
6.00%, 10/15/25(9)	30	31,875
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	20	19,950
5.875%, 6/15/24	25	24,969

Security	Principal Amount* (000’s omitted)		Value
USG Corp.
5.875%, 11/1/21(9)		20	$21,000
5.50%, 3/1/25(9)		5	5,219

			$325,150

Business Equipment and Services — 0.2%
Acosta, Inc.
7.75%, 10/1/22(9)		60	$55,800
FTI Consulting, Inc.
6.00%, 11/15/22		20	21,025
IMS Health, Inc.
6.00%, 11/1/20(9)		40	41,200
National CineMedia, LLC
6.00%, 4/15/22		380	396,150
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		20	19,800
United Rentals North America, Inc.
7.625%, 4/15/22		15	16,050
6.125%, 6/15/23		15	15,562

			$565,587

Cable and Satellite Television — 0.8%
Cable One, Inc.
5.75%, 6/15/22(9)		5	$5,138
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		80	82,600
5.75%, 1/15/24		5	5,219
5.375%, 5/1/25(9)		40	40,800
CSC Holdings, LLC
8.625%, 2/15/19		5	5,512
5.25%, 6/1/24		5	4,469
DISH DBS Corp.
6.75%, 6/1/21		75	77,625
5.875%, 7/15/22		15	14,250
5.875%, 11/15/24		10	9,200
IAC/InterActiveCorp
4.875%, 11/30/18		20	20,600
Numericable-SFR SAS
4.875%, 5/15/19(9)		200	200,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		428	447,272
6.00%, 4/15/21(9)	GBP	428	642,931
5.50%, 1/15/25(9)		275	283,937

			$1,839,553

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20		2,225	$1,857,875
Platform Specialty Products Corp.
10.375%, 5/1/21(9)		5	4,850
6.50%, 2/1/22(9)		25	21,219
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(9)		5	5,300
Tronox Finance, LLC
6.375%, 8/15/20		50	38,750
7.50%, 3/15/22(9)		10	7,525
W.R. Grace & Co.
5.125%, 10/1/21(9)		15	15,637
5.625%, 10/1/24(9)		5	5,231

			$1,956,387

Security	Principal Amount* (000’s omitted)	Value
Commercial Services — 0.0%(10)
CEB, Inc.
5.625%, 6/15/23(9)	10	$10,200
ExamWorks Group, Inc.
5.625%, 4/15/23	20	20,475

		$30,675

Conglomerates — 0.0%(10)
Belden, Inc.
5.50%, 9/1/22(9)	10	$10,100
Spectrum Brands, Inc.
6.375%, 11/15/20	25	26,450
6.625%, 11/15/22	20	21,725
5.75%, 7/15/25	30	32,025
TMS International Corp.
7.625%, 10/15/21(9)	20	12,250

		$102,550

Consumer Products — 0.0%(10)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,125

		$26,125

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22(9)	10	$10,525
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(9)	5	4,991
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	15	15,656
6.375%, 8/15/25(9)	5	5,266
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	1,975	2,031,781

		$2,068,219

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(11)	105	$106,050

		$106,050

Distribution & Wholesale — 0.0%(10)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	30	$27,150

		$27,150

Diversified Financial Services — 0.0%(10)
Quicken Loans, Inc.
5.75%, 5/1/25(9)	15	$14,625

		$14,625

Drugs — 0.1%
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(9)	15	$14,130
5.625%, 10/15/23(9)	40	36,500
5.50%, 4/15/25(9)	15	13,313
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	90	75,150
7.50%, 7/15/21(9)	25	20,953
5.625%, 12/1/21(9)	10	7,925
5.875%, 5/15/23(9)	35	27,606
6.125%, 4/15/25(9)	30	23,175

		$218,752

Security	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.0%(10)
Advanced Disposal Services, Inc.
8.25%, 10/1/20	25	$25,623
Clean Harbors, Inc.
5.25%, 8/1/20	25	25,748
5.125%, 6/1/21	30	30,487
Covanta Holding Corp.
5.875%, 3/1/24	10	9,750

		$91,608

Electric Utilities — 0.0%(10)
NRG Yield Operating, LLC
5.375%, 8/15/24	10	$9,350

		$9,350

Electronics/Electrical — 0.4%
Anixter, Inc.
5.50%, 3/1/23(9)	20	$20,300
CommScope, Inc.
4.375%, 6/15/20(9)	10	10,300
Freescale Semiconductor, Inc.
6.00%, 1/15/22(9)	20	21,250
Infor (US), Inc.
5.75%, 8/15/20(9)	15	15,488
6.50%, 5/15/22	25	22,875
Informatica, LLC
7.125%, 7/15/23(9)	20	19,400
Nuance Communications, Inc.
5.375%, 8/15/20(9)	60	61,162
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(9)	25	26,086
Western Digital Corp.
7.375%, 4/1/23(9)(12)	675	690,187
Zebra Technologies Corp.
7.25%, 10/15/22	45	49,050

		$936,098

Equipment Leasing — 0.2%
International Lease Finance Corp.
6.75%, 9/1/16(9)	175	$177,844
7.125%, 9/1/18(9)	175	191,187

		$369,031

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(9)	25	$25,891
5.375%, 5/15/20	5	5,200
First Data Corp.
6.75%, 11/1/20(9)	406	427,924
7.00%, 12/1/23(9)	65	65,894
5.00%, 1/15/24(9)	20	20,100
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17	20	20,000
6.00%, 8/1/20	25	24,438
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(13)	35	38,474
Navient Corp.
5.50%, 1/15/19	45	44,437
5.00%, 10/26/20	10	9,100
5.875%, 10/25/24	15	12,909

		$694,367

Security	Principal Amount* (000’s omitted)		Value
Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(9)		20	$20,625
Iceland Bondco PLC
4.841%, 7/15/20(9)(14)	GBP	750	943,885
Pilgrim’s Pride Corp.
5.75%, 3/15/25(9)		10	10,088
Post Holdings, Inc.
6.75%, 12/1/21(9)		10	10,563
6.00%, 12/15/22(9)		15	15,506
7.75%, 3/15/24(9)		15	16,537
8.00%, 7/15/25(9)		5	5,613
WhiteWave Foods Co. (The)
5.375%, 10/1/22		10	10,812

			$1,033,629

Food Service — 0.0%(10)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		25	$25,500
6.00%, 4/1/22(9)		50	52,125
Yum! Brands, Inc.
5.30%, 9/15/19		5	5,281
3.75%, 11/1/21		10	9,538

			$92,444

Food/Drug Retailers — 0.0%(10)
Rite Aid Corp.
6.125%, 4/1/23(9)		50	$53,188

			$53,188

Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18		5	$5,225
6.50%, 6/15/20		15	15,360
6.375%, 7/1/23(9)		30	31,575
AmSurg Corp.
5.625%, 11/30/20		30	31,125
5.625%, 7/15/22		20	20,675
Capsugel SA
7.00%, 5/15/19(9)(11)		8	8,055
Centene Corp.
4.75%, 5/15/22		10	10,150
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		1,115	1,128,937
7.125%, 7/15/20		65	61,750
6.875%, 2/1/22		40	36,300
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(9)		20	17,800
HCA Holdings, Inc.
6.25%, 2/15/21		40	43,200
HCA, Inc.
6.50%, 2/15/20		10	11,000
5.875%, 2/15/26		10	10,325
HealthSouth Corp.
5.75%, 11/1/24		5	5,090
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(9)		10	10,400
Hologic, Inc.
5.25%, 7/15/22(9)		30	31,387
inVentiv Health, Inc.
9.00%, 1/15/18(9)		625	648,437

Security	Principal Amount* (000’s omitted)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	60	$61,758
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	25	25,188
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(9)	65	67,762
Opal Acquisition, Inc.
8.875%, 12/15/21(9)	25	17,563
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(9)	15	15,188
Teleflex, Inc.
5.25%, 6/15/24	10	10,288
Tenet Healthcare Corp.
6.00%, 10/1/20	20	21,400
4.375%, 10/1/21	300	302,250
8.125%, 4/1/22	45	46,391
6.75%, 6/15/23	10	9,625
WellCare Health Plans, Inc.
5.75%, 11/15/20	45	46,744

		$2,750,948

Holding Company – Diversified — 0.1%
Argos Merger Sub, Inc.
7.125%, 3/15/23(9)	45	$47,813
HRG Group, Inc.
7.875%, 7/15/19	55	58,140

		$105,953

Home Furnishings — 0.0%(10)
Tempur Sealy International, Inc.
6.875%, 12/15/20	15	$15,900
5.625%, 10/15/23(9)	15	15,506

		$31,406

Industrial Equipment — 0.0%(10)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(9)	25	$23,156
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(15)	28	12,332
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(9)(11)	25	18,344

		$53,832

Insurance — 0.0%(10)
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(9)(11)	20	$18,600
Hub International, Ltd.
7.875%, 10/1/21(9)	25	24,688
USI, Inc.
7.75%, 1/15/21(9)	40	40,150
Wayne Merger Sub, LLC
8.25%, 8/1/23(9)	20	19,950

		$103,388

Internet Software & Services — 0.0%(10)
Netflix, Inc.
5.50%, 2/15/22	35	$36,818
5.875%, 2/15/25	45	47,587

		$84,405

Security	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(9)	15	$16,162
NCL Corp., Ltd.
5.25%, 11/15/19(9)	10	10,300
4.625%, 11/15/20(9)	20	20,200
Regal Entertainment Group
5.75%, 3/15/22	15	15,600
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	10	10,117
7.25%, 3/15/18	20	21,644
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	10	10,313
5.25%, 11/15/23(9)	20	20,448
Viking Cruises, Ltd.
8.50%, 10/15/22(9)	50	47,500
6.25%, 5/15/25(9)	20	16,850

		$189,134

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	124	$62,433
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	1,075	916,437
9.00%, 2/15/20(4)	825	703,937
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	36,575
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	45	46,854
MGM Resorts International
6.625%, 12/15/21	40	43,100
7.75%, 3/15/22	15	16,838
6.00%, 3/15/23	25	25,922
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,413
Station Casinos, LLC
7.50%, 3/1/21	20	21,200
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(9)	165	84,975

		$1,973,684

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	55	$50,462
IAMGOLD Corp.
6.75%, 10/1/20(9)	35	26,775
Imperial Metals Corp.
7.00%, 3/15/19(9)	10	8,750
Kissner Milling Co., Ltd.
7.25%, 6/1/19(9)	45	42,413
New Gold, Inc.
6.25%, 11/15/22(9)	35	29,750
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(9)	5	3,500
7.375%, 2/1/20	15	10,500

		$172,150

Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	5	$4,775
5.375%, 11/1/21	40	36,900
5.625%, 6/1/23	15	13,875
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(9)	10	8,375
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	7,125
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	10	8,750
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	325	315,250
Concho Resources, Inc.
5.50%, 4/1/23	105	103,425
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(9)	35	33,688
7.75%, 2/15/23(9)	30	29,175
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	57,525
Denbury Resources, Inc.
5.50%, 5/1/22	5	2,275
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(9)	40	37,600
8.125%, 9/15/23(9)	10	9,550
Energy Transfer Equity L.P.
5.875%, 1/15/24	40	34,400
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	35	16,450
Gulfport Energy Corp.
7.75%, 11/1/20	65	65,325
6.625%, 5/1/23	30	28,050
Matador Resources Co.
6.875%, 4/15/23	20	19,150
Memorial Resource Development Corp.
5.875%, 7/1/22	60	51,000
Newfield Exploration Co.
5.625%, 7/1/24	65	61,262
Noble Energy, Inc.
5.625%, 5/1/21	13	13,079
Paramount Resources, Ltd.
6.875%, 6/30/23(9)	15	10,969
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	8	8,310
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	18,900
RSP Permian, Inc.
6.625%, 10/1/22	40	39,800
Sabine Pass Liquefaction, LLC
5.625%, 3/1/25	45	43,087
Sabine Pass LNG, L.P.
6.50%, 11/1/20	55	57,956
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	65	65,487
6.75%, 5/1/23(9)	25	23,813
Seventy Seven Energy, Inc.
6.50%, 7/15/22	10	500
SM Energy Co.
6.125%, 11/15/22	10	7,375
6.50%, 1/1/23	45	32,175

Security	Principal Amount* (000’s omitted)	Value
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(9)	20	$20,112
Tesoro Corp.
5.375%, 10/1/22	50	49,437
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(9)	5	4,988
6.25%, 10/15/22(9)	15	15,000
Triangle USA Petroleum Corp.
6.75%, 7/15/22(9)	15	2,888
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	5	4,372

		$1,362,173

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(9)	300	$222,000
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	70	76,300
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(9)(11)	10	10,000
Tribune Media Co.
5.875%, 7/15/22(9)	30	29,325

		$337,625

Radio and Television — 0.4%
CCOH Safari, LLC
5.75%, 2/15/26(9)	20	$20,750
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	24,000
Series B, 6.50%, 11/15/22	50	50,000
iHeartCommunications, Inc.
9.00%, 12/15/19	451	335,431
11.25%, 3/1/21	20	14,075
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	15,675
Sirius XM Radio, Inc.
5.875%, 10/1/20(9)	10	10,486
6.00%, 7/15/24(9)	40	42,088
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	35,787
Univision Communications, Inc.
6.75%, 9/15/22(9)	384	408,960
5.125%, 5/15/23(9)	15	15,000

		$972,252

Real Estate Investment Trusts (REITs) — 0.0%(10)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	5	$4,662
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	15	14,719

		$19,381

Retailers (Except Food and Drug) — 0.2%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(9)(11)	25	$11,630
Dollar Tree, Inc.
5.25%, 3/1/20(9)	20	21,025
5.75%, 3/1/23(9)	50	53,219
Hot Topic, Inc.
9.25%, 6/15/21(9)	60	60,450

Security	Principal Amount* (000’s omitted)	Value
L Brands, Inc.
6.875%, 11/1/35	30	$32,706
Michaels Stores, Inc.
5.875%, 12/15/20(9)	20	21,000
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	62,400
Party City Holdings, Inc.
6.125%, 8/15/23(9)	25	25,875
Radio Systems Corp.
8.375%, 11/1/19(9)	30	31,275
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	30	31,575
Vista Outdoor, Inc.
5.875%, 10/1/23(9)	20	21,050

		$372,205

Road & Rail — 0.0%(10)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(9)	5	$5,025
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	15	14,700

		$19,725

Software and Services — 0.0%(10)
IHS, Inc.
5.00%, 11/1/22	25	$26,031
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(9)(11)	25	18,813
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(9)	30	17,100

		$61,944

Steel — 0.0%(10)
ArcelorMittal
7.25%, 2/25/22	10	$9,945
JMC Steel Group, Inc.
8.25%, 3/15/18(9)	25	22,500

		$32,445

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	35	$35,175
XPO Logistics, Inc.
7.875%, 9/1/19(9)	85	88,400
6.50%, 6/15/22(9)	30	29,287

		$152,862

Technology — 0.0%(10)
Micron Technology, Inc.
5.25%, 8/1/23(9)	15	$12,338
5.625%, 1/15/26(9)	10	7,950

		$20,288

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(9)	20	$13,600
CenturyLink, Inc.
6.75%, 12/1/23	15	14,644
CommScope Technologies Finance, LLC
6.00%, 6/15/25(9)	30	30,600

Security	Principal Amount* (000’s omitted)		Value
Frontier Communications Corp.
6.25%, 9/15/21		15	$13,941
10.50%, 9/15/22(9)		10	10,288
7.625%, 4/15/24		10	8,925
6.875%, 1/15/25		20	16,962
11.00%, 9/15/25(9)		35	35,306
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		45	29,250
6.625%, 12/15/22		25	13,500
Intelsat Luxembourg S.A.
7.75%, 6/1/21		35	10,588
8.125%, 6/1/23		40	12,150
Level 3 Financing, Inc.
5.375%, 1/15/24(9)		10	10,150
Plantronics, Inc.
5.50%, 5/31/23(9)		25	24,625
SBA Telecommunications, Inc.
5.75%, 7/15/20		80	82,900
Sprint Communications, Inc.
7.00%, 8/15/20		345	276,000
6.00%, 11/15/22		5	3,681
Sprint Corp.
7.25%, 9/15/21		25	19,219
7.875%, 9/15/23		105	80,587
7.625%, 2/15/25		20	14,950
T-Mobile USA, Inc.
6.25%, 4/1/21		15	15,822
6.633%, 4/28/21		20	21,000
6.731%, 4/28/22		5	5,249
6.625%, 4/1/23		20	21,150
6.375%, 3/1/25		15	15,412
6.50%, 1/15/26		45	46,969
Wind Acquisition Finance SA
5.09%, 4/30/19(9)(14)	EUR	250	284,863
6.50%, 4/30/20(9)		225	228,375
3.856%, 7/15/20(9)(14)	EUR	225	250,110
Windstream Corp.
6.375%, 8/1/23		15	11,062
Windstream Services, LLC
7.75%, 10/1/21		35	28,722

			$1,650,600

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		10	$9,825
Air Medical Merger Sub Corp.
6.375%, 5/15/23(9)		25	23,562
Calpine Corp.
5.375%, 1/15/23		20	19,488
7.875%, 1/15/23(9)		980	1,043,700
5.75%, 1/15/25		5	4,819
Dynegy, Inc.
6.75%, 11/1/19		30	30,000
7.375%, 11/1/22		25	23,250
7.625%, 11/1/24		25	22,812

			$1,177,456

Total Corporate Bonds & Notes (identified cost $24,032,693)			$22,530,668

Asset-Backed Securities — 6.7%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 5.972%, 7/15/27(9)(14)	$500	$415,659
Apidos CLO XVII
Series 2014-17A, Class B, 3.47%, 4/17/26(9)(14)	200	190,302
Series 2014-17A, Class C, 3.92%, 4/17/26(9)(14)	500	433,026
Series 2014-17A, Class D, 5.37%, 4/17/26(9)(14)	500	394,899
Apidos CLO XIX
Series 2014-19A, Class E, 6.07%, 10/17/26(9)(14)	1,000	843,831
Apidos CLO XXI
Series 2015-21A, Class D, 6.17%, 7/18/27(9)(14)	500	413,392
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.318%, 11/15/25(9)(14)	1,000	819,220
Series 2015-2A, Class E2, 5.818%, 7/29/26(9)(14)	500	402,898
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.324%, 4/20/25(9)(14)	225	213,277
Series 2013-IA, Class D, 4.124%, 4/20/25(9)(14)	175	155,112
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.722%, 7/15/26(9)(14)	300	295,090
Series 2014-1A, Class E1, 5.722%, 7/15/26(9)(14)	300	226,870
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class E, 5.822%, 10/15/26(9)(14)	1,000	828,048
Series 2015-5A, Class D, 6.592%, 1/20/28(9)(14)	500	427,394
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.37%, 7/17/19(9)(14)	500	469,026
CIFC Funding, Ltd.
Series 2013-2A, Class A3L, 3.27%, 4/21/25(9)(14)	1,325	1,204,864
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.624%, 7/20/26(9)(14)	800	640,102
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.318%, 8/15/25(9)(14)	750	701,393
Series 2013-28A, Class B1L, 3.818%, 8/15/25(9)(14)	320	273,661
Series 2013-28A, Class B2L, 4.518%, 8/15/25(9)(14)	215	144,860
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.568%, 8/15/28(9)(14)	500	425,568
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.17%, 1/20/28(9)(14)	500	397,472
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.371%, 5/5/27(9)(14)	1,000	815,741
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class C, 3.324%, 4/20/25(9)(14)	200	187,660
Series 2013-8A, Class D, 4.124%, 4/20/25(9)(14)	200	174,755
Series 2015-11A, Class E, 7.016%, 10/20/28(9)(14)	500	456,765
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.37%, 7/17/25(9)(14)	475	434,590
Series 2013-1A, Class D, 3.97%, 7/17/25(9)(14)	475	396,271
Series 2013-1A, Class E, 5.12%, 7/17/25(9)(14)	550	372,068
Octagon Investment Partners XXIII Ltd.
Series 2015-1A, Class E2, 7.122%, 7/15/27(9)(14)	1,000	880,226
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.074%, 7/20/27(9)(14)	600	492,661
Recette CLO, LLC
Series 2015-1A, Class E, 6.115%, 10/20/27(9)(14)	500	419,211
Schiller Park CLO, Ltd.
Series 2007-1A, Class D, 3.119%, 4/25/21(9)(14)	1,000	931,310
Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.62%, 10/17/26(9)(14)	1,000	670,533

Total Asset-Backed Securities (identified cost $18,610,451)		$16,547,755

Common Stocks — 1.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(15)(16)	29	$103,011

		$103,011

Automotive — 0.1%
Dayco Products, LLC(15)(16)	10,159	$340,326

		$340,326

Building and Development — 0.1%
Panolam Holdings Co.(3)(16)(17)	131	$113,974

		$113,974

Business Equipment and Services — 0.0%
Education Management Corp.(3)(15)(16)	1,612,262	$0

		$0

Health Care — 0.2%
New Millennium HoldCo, Inc.(15)(16)	35,156	$549,312

		$549,312

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(15)(16)	23,498	$323,102
Tropicana Entertainment, Inc.(15)(16)	25,430	451,385

		$774,487

Publishing — 0.5%
ION Media Networks, Inc.(3)(15)(16)	2,155	$986,688
MediaNews Group, Inc.(3)(15)(16)	5,771	187,564
Nelson Education, Ltd.(3)(15)(16)	27,293	0

		$1,174,252

Total Common Stocks (identified cost $1,256,122)		$3,055,362

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(15)(16)	1,793	$15,599

Total Convertible Preferred Stocks (identified cost $126,544)		$15,599

Closed-End Funds — 2.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$645,658
Invesco Senior Income Trust	238,872	965,043
Nuveen Credit Strategies Income Fund	180,539	1,428,064
Nuveen Floating Rate Income Fund	73,198	737,104
Nuveen Floating Rate Income Opportunity Fund	51,054	504,924
Voya Prime Rate Trust	196,084	988,263

Total Closed-End Funds (identified cost $6,015,228)		$5,269,056

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco (3)(15)(16)	104,081	$0

Total Warrants (identified cost $38,147)		$0

Miscellaneous — 0.0%(10)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%(10)
Adelphia, Inc., Escrow Certificate(16)	270,000	$2,025

		$2,025

Lodging and Casinos — 0.0%(10)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(9)(16)	$54,825	$27

		$27

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(16)	290,000	$0

		$0

Total Miscellaneous (identified cost $0)		$2,052

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(18)	$3,534	$3,533,715

Total Short-Term Investments (identified cost $3,533,715)		$3,533,715

Total Investments — 159.3% (identified cost $418,203,520)		$390,705,674

Less Unfunded Loan Commitments — (0.1)%		$(348,936)

Net Investments — 159.2% (identified cost $417,854,584)		$390,356,738

Other Assets, Less Liabilities — (14.3)%		$(35,154,067)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.9)%		$(110,004,259)

Net Assets Applicable to Common Shares — 100.0%		$245,198,412

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after March 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $27,211,595 or 11.1% of the Trust’s net assets.

(10)	Amount is less than 0.05%.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	When-issued security.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.

(14)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2016.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $7,485.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,556,546	EUR	2,339,221	Goldman Sachs International	4/29/16	$—	$(107,247)
USD	202,392	CAD	273,822	State Street Bank and Trust Company	5/31/16	—	(8,455)
USD	1,960,871	EUR	1,770,850	State Street Bank and Trust Company	5/31/16	—	(57,622)
USD	2,633,524	GBP	1,883,335	JPMorgan Chase Bank, N.A.	5/31/16	—	(71,844)
USD	4,093,336	EUR	3,629,813	HSBC Bank USA, N.A.	6/30/16	—	(48,195)
USD	2,373,056	GBP	1,652,327	Goldman Sachs International	6/30/16	—	(825)

						$—	$(294,188)

Abbreviations:

DIP	-	Debtor in Possession
PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

Restricted Securities

At March 31, 2016, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$113,974

Total Restricted Securities			$71,985	$113,974

At March 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At March 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $294,188.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$417,864,012

Gross unrealized appreciation	$2,991,554
Gross unrealized depreciation	(30,498,828)

Net unrealized depreciation	$(27,507,274)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$336,638,827	$2,763,704	$339,402,531
Corporate Bonds & Notes	—	22,518,336	12,332	22,530,668
Asset-Backed Securities	—	16,547,755	—	16,547,755
Common Stocks	451,385	1,212,740	1,391,237	3,055,362
Convertible Preferred Stocks	—	—	15,599	15,599
Closed-End Funds	5,269,056	—	—	5,269,056
Warrants	—	—	0	0
Miscellaneous	—	2,052	0	2,052
Short-Term Investments	—	3,533,715	—	3,533,715
Total Investments	$5,720,441	$380,453,425	$4,182,872	$390,356,738

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(294,188)	$—	$(294,188)
Total	$—	$(294,188)	$—	$(294,188)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2016 is not presented.

At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016